[As filed copy]

(Translation)

COVER PAGE

Filing Documents:	EXTRAORDINARY REPORT

This Extraordinary Report is Filed with:	Director-General of Kanto Local Finance Bureau

Filing Date:	March 16, 2007

Name of the Fund:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name of the Registrant Fund:	PUTNAM HIGH YIELD ADVANTAGE FUND

Name and Official Title of Representative of	Charles E. Porter
Trustees:	Executive Vice President, Associate Treasurer,
Compliance Liaison and Principal Executive
Officer

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Attorney-in-fact:	Akihiro Wani
Attorney-at-Law

Address or Location of Attorney-in-fact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Name of Liaison Contact:	Akihiro Wani
Attorney-at-Law

Place of Liaison Contact:	Gaikokuho Kyodo-Jigyo Horitsu Jimusho
Linklaters
Meiji Yasuda Building
1-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo 100-0005 Japan

Phone Number:	03-6212-1200

Places where a copy of this Extraordinary	Not applicable.
Report is available for Public Inspection:

I. REASON FOR FILING THIS EXTRAORDINARY REPORT:

Since changes were made to one of the main related companies of Putnam High Yield Advantage Fund (the “Fund”), this Extraordinary Report is filed pursuant to the provisions of Article 24-5, Paragraph 4 of the Securities Exchange Law and Article 29, Paragraph 2, Item 2 of the Cabinet Office Ordinance relating to the Disclosure of the Specified Securities.

II. CONTENTS OF THE REPORTS

Effective January 1, 2007, the Fund retained State Street Bank and Trust Company (“State Street”) as its custodian. Putnam Fiduciary Trust Company, the Fund’s previous custodian, is managing the transfer of the Fund’s assets to State Street and will remain custodian with respect to the Fund assets until the assets are transferred. This transfer is expected to be completed during the first half of 2007.

(1) Name, Amount of Capital and Description of Business

(i) Company Name:

State Street Bank and Trust Company

(ii) Amount of Capital: U.S.$ 6.769 billion (JPY 824.0 billion)

Note: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$1.00=JPY121.73, the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on January 31, 2007.

(iii) Description of Business

Custody of the Fund’s assets

(2) Effective date of changes

January 1, 2007